As filed with the Securities and Exchange Commission on November 29, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08273

BUILDERS FIXED INCOME FUND, INC.
(Exact name of registrant as specified in charter)

218 Henry Road, Manchester, Missouri 63011
(Address of principal executive offices) (Zip code)

John W. Stewart
218 Henry Road
Manchester, MO 63011
(Name and address of agent for service)

Copy to:
Dee Anne Sjögren, Esq.
Thompson Coburn LLP
One U.S. Bank Plaza
St. Louis, MO 63101

(636) 207-0160
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2005

Date of reporting period: September 30, 2005

Item 1. Schedule of Investments.

BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS at Septmeber 30, 2005 (Unaudited)
Principal
Amount		Value

U.S. GOVERNMENT AND U.S. GOVERNMENT AGENCY: 22.4%

Federal Home Loan Bank: 1.0%
$ 2,420,000	4.875%, 11/15/06 *	$2,433,066

Federal Home Loan Mortgage Corp.: 1.0%
280,000	4.625%, 05/28/13 **	271,975
1,600,000	4.500%, 07/15/13	1,589,829
650,000	5.125%, 11/07/13 **	650,547
		2,512,351

Federal National Mortgage Association: 1.9%
2,000,000	3.875%, 11/17/08 *	1,964,622
1,900,000	7.250%, 05/15/30 *	2,514,859
		4,479,481

U.S. Treasury Inflation Indexed Bonds: 2.1%
863,678	3.875%, 01/15/09	937,226
1,451,525	4.250%, 01/15/10	1,624,065
2,431,882	2.000%, 01/15/14	2,483,275
		5,044,566

U.S. Treasury Notes/Bonds: 14.8%
4,750,000	3.625%, 07/15/09	4,655,931
5,350,000	3.500%, 02/15/10	5,198,488
3,225,000	5.000%, 02/15/11	3,344,805
2,500,000	4.875%, 02/15/12	2,585,060
2,100,000	4.250%, 08/15/13	2,093,440
1,300,000	4.000%, 02/15/14	1,270,954
1,200,000	4.750%, 05/15/14	1,236,656
2,350,000	4.250%, 11/15/14	2,333,938
2,200,000	7.250%, 05/15/16	2,722,243
950,000	7.500%, 11/15/16	1,202,715
1,800,000	8.125%, 08/15/19	2,458,055
1,800,000	6.250%, 08/15/23	2,152,899
3,650,000	5.375%, 02/15/31	4,090,285
		35,345,469

U.S. Treasury Strips: 1.6%
3,250,000	9.875%, 11/15/15 *	2,080,084
1,850,000	9.000%, 11/15/18 *	1,020,136
1,750,000	6.875%, 08/15/25 *	694,018
		3,794,238

TOTAL U.S. GOVERNMENT AND U.S. GOVERNMENT AGENCY
(cost $53,218,608)		53,609,171

BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS at September 30, 2005 (Unaudited) - (Continued)
Principal
Amount		Value

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES: 32.7%

Federal Home Loan Mortgage Corp.: 21.4%
$ 10,107,184	Pool B11269
	5.000%, 12/01/18 *	$10,090,891
96,011	Pool C01220
	6.500%, 09/01/31	98,925
64,762	Pool C01244
	6.500%, 10/01/31	66,727
17,527	Pool C01246
	7.000%, 10/01/31	18,321
86,932	Pool C01252
	6.500%, 11/01/31	89,570
127,656	Pool C01287
	6.500%, 01/01/32	131,530
590,330	Pool C01435
	6.000%, 12/01/32 *	600,919
615,891	Pool C01753
	5.000%, 01/01/34	604,398
1,107,430	Pool C01785
	5.000%, 02/01/34	1,086,763
1,223,075	Pool C01796
	5.000%, 03/01/34	1,199,185
1,737,491	Pool C01811
	5.000%, 04/01/34	1,703,553
544,849	Pool C01839
	5.000%, 05/01/34	534,206
1,882,073	Pool C01846
	5.000%, 06/01/34	1,845,311
95,835	Pool C70921
	6.000%, 09/01/32	97,554
143,864	Pool E01049
	6.000%, 09/01/16	147,912
220,151	Pool E01142
	6.500%, 04/01/17	227,381
162,174	Pool E85540
	6.500%, 09/01/16	167,500
1,149,472	Pool E88188
	6.000%, 02/01/17 *	1,181,811
728,785	Pool E90878
	5.500%, 08/01/17 *	739,954
746,104	Pool E90928
	6.000%, 07/01/17 *	767,099
59,192	Pool G01198
	7.000%, 11/01/30	58,752
1,734,754	Pool G08001
	5.000%, 07/01/34	1,700,869
1,123,201	Pool G08005
	5.500%, 08/01/34	1,124,210
1,700,931	Pool G08009
	5.000%, 09/01/34	1,667,707

BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS at September 30, 2005 (Unaudited) - (Continued)
Principal
Amount		Value

Federal Home Loan Mortgage Corp. (continued)
$1,175,047	Pool G08014
	5.000%, 10/01/34	$1,152,095
816,716	Pool G08015
	5.500%, 10/01/34	817,450
608,375	Pool G08021
	5.500%, 11/01/34	608,921
805,181	Pool G08026
	5.000%, 12/01/34	789,453
495,087	Pool G08027
	5.500%, 12/01/34	495,531
1,330,880	Pool G08035
	5.000%, 01/01/35	1,304,884
1,356,543	Pool G08040
	5.000%, 02/01/35	1,328,394
648,105	Pool G08046
	5.500%, 03/01/35	648,632
1,507,827	Pool G08051
	5.000%, 04/01/35	1,476,539
946,396	Pool G08057
	5.000%, 05/01/35	926,759
1,318,323	Pool G08058
	5.500%, 05/01/35	1,319,394
1,061,448	Pool G08062
	5.000%, 06/01/35	1,039,423
1,486,629	Pool G08067
	5.000%, 07/01/35	1,455,781
1,074,250	Pool G08079
	5.000%, 09/01/35	1,051,959
219,095	Pool M80733
	5.500%, 03/01/09 *	222,094
10,730,000	FHLMC TBA
	5.500%, 10/01/35	10,733,348
		51,321,705
Federal National Mortgage Association: 10.5%
39,527	Pool 253398
	8.000%, 08/01/30	42,273
20,264	Pool 253436
	7.500%, 09/01/30	21,455
73,094	Pool 253437
	8.000%, 09/01/30	78,171
77,230	Pool 253481
	8.000%, 10/01/30	82,595
143,216	Pool 253516
	8.000%, 11/01/30	153,164
61,535	Pool 253546
	7.500%, 12/01/30	65,151
142,828	Pool 253547
	8.000%, 12/01/30	152,750
45,737	Pool 253643
	7.500%, 02/01/31	48,425

BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS at September 30, 2005 (Unaudited) - (Continued)
Principal
Amount		Value

Federal National Mortgage Association (continued)
$81,521	Pool 253672
	7.000%, 03/01/31	$85,357
69,769	Pool 253673
	7.500%, 03/01/31	73,870
139,809	Pool 253711
	7.000%, 04/01/31	146,396
53,202	Pool 253712
	7.500%, 04/01/31	56,323
159,427	Pool 253795
	7.000%, 05/01/31	166,938
8,236	Pool 253796
	7.500%, 05/01/31	8,719
151,198	Pool 253842
	7.000%, 06/01/31	158,322
58,589	Pool 253889
	6.500%, 07/01/31	60,418
80,979	Pool 253895
	7.000%, 08/01/31	84,795
227,268	Pool 253907
	7.000%, 07/01/31	237,976
44,076	Pool 253949
	6.500%, 09/01/31	45,452
267,391	Pool 253950
	7.000%, 09/01/31	279,989
36,440	Pool 254007
	6.500%, 10/01/31	37,577
222,703	Pool 254008
	7.000%, 10/01/31	233,196
32,291	Pool 254050
	6.500%, 11/01/31	33,299
93,212	Pool 254051
	7.000%, 11/01/31	97,604
114,558	Pool 254092
	6.500%, 12/01/31	118,134
21,669	Pool 254093
	7.000%, 12/01/31	22,690
161,498	Pool 254147
	6.500%, 01/01/32	166,539
147,253	Pool 254198
	6.000%, 02/01/32	149,851
17,722	Pool 254199
	6.500%, 02/01/32	18,276
289,907	Pool 254238
	6.000%, 03/01/32	295,049
221,364	Pool 254263
	6.500%, 04/01/32	228,155
301,083	Pool 254311
	6.500%, 05/01/32	310,320
86,161	Pool 254346
	6.500%, 06/01/32	88,805

BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS at September 30, 2005 (Unaudited) - (Continued)
Principal
Amount		Value

Federal National Mortgage Association (continued)
$413,825	Pool 254366
	5.500%, 06/01/09 *	$418,887
133,031	Pool 254378
	6.500%, 07/01/32	137,112
392,462	Pool 254406
	6.500%, 08/01/32	404,502
185,090	Pool 254448
	6.500%, 09/01/32	190,768
280,992	Pool 254549
	6.000%, 12/01/32	285,849
341,791	Pool 254637
	5.500%, 02/01/33	342,080
76,783	Pool 254638
	6.000%, 02/01/33	78,110
478,574	Pool 254720
	4.500%, 05/01/18 *	665,871
991,273	Pool 254949
	5.000%, 11/01/33	972,998
122,370	Pool 504974
	6.500%, 07/01/29	126,390
3,176,156	Pool 699840
	5.000%, 04/01/18 *	3,170,976
678,976	Pool 735341
	4.342%, 12/01/34	672,879
450,312	Pool 778961
	4.256%, 06/01/34	446,714
271,779	Pool 786143
	4.389%, 07/01/34	269,655
717,975	Pool 810063
	4.656%, 03/01/35	712,975
3,115,000	FNMA TBA
	5.500%, 10/01/35	3,114,028
9,100,000	FNMA TBA
	6.000%, 10/01/35	9,253,563
		25,111,391

Government National Mortgage Association: 0.8%
573,210	Pool 003150
	6.500%, 10/20/31	593,896
943,064	Pool 003187
	6.000%, 01/20/32 *	963,518
349,590	Pool 448335
	6.500%, 04/15/31	363,954
13,241	Pool 581950
	7.500%, 03/15/32	14,063
		1,935,431

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES
(cost $79,236,707)		78,368,527

BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS at September 30, 2005 (Unaudited) - (Continued)
Principal
Amount		Value

ASSET BACKED SECURITIES: 22.9%
$300,000	ACE Securities Corp.
	Series 2005-HE1 Class A2B
	4.060%, 03/25/35 *(b)	$300,446
850,000	ACE Securities Corp.
	Series 2005-HE4 Class A2B
	4.040%, 07/25/35 (b)	850,277
300,000	Adjustable Rate Mortgage Trust
	Series 2005-9 Class 1A4
	5.130%, 08/25/35	300,531
750,000	American Express Master Trust**
	Series 2001-4 Class A
	3.898%, 11/17/08 *(b)	751,033
457,310	Ameriquest Mortgage Securities, Inc.
	Series 2005-R1 Class A1B
	4.130%, 02/25/35 *(b)	457,943
425,000	Ameriquest Mortgage Securities, Inc.
	Series 2005-R5 Class A2B
	4.060%, 06/30/35 (b)	425,136
1,000,000	Banc of America Commercial Mortgage, Inc.
	Series 2003-1 Class A2
	4.648%, 09/11/36 *	984,430
3,084,985	Banc of America Commercial Mortgage, Inc.
	Series 2004-2 Class XC
	0.080%, 11/10/38 (a)(b)	60,567
600,000	Banc of America Commercial Mortgage, Inc.
	Series 2005-3 Class A4
	4.668%, 07/10/43	585,313
600,000	Banc of America Commercial Mortgage, Inc.
	Series 2005-2 Class A5
	4.857%, 07/10/43	592,862
33,490,456	Banc of America Commercial Mortgage, Inc.
	Series 2005-3 Class XC
	0.051%, 07/10/43 (a)(b)	417,057
270,000	Bear Stearns Adjustable Rate Mortgage Trust
	Series 2004-4 Class A6
	3.517%, 06/25/34 (b)	261,567
187,025	Bear Stearns Commercial Mortgage Securities, Inc.
	Series 1999-WF2 Class A1
	6.800%, 07/15/31 *	191,081
2,850,567	Bear Stearns Commercial Mortgage Securities, Inc.
	Series 2003-PWR2 Class X2
	0.578%, 05/11/39 (a)(b)	70,055
575,000	Bear Stearns Commercial Mortgage Securities, Inc.
	Series 2004-PWR4 Class A3
	5.468%, 06/11/41 (b)	592,905
639,802	Bear Stearns Commercial Mortgage Securities, Inc.
	Series 2005-6 Class 1A1
	5.170%, 08/25/35 (b)	640,002

BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS at September 30, 2005 (Unaudited) - (Continued)
Principal
Amount		Value

ASSET BACKED SECURITIES (continued)
$678,250	Bella Vista Mortgage Trust
	Series 2005-2 Class 2A1
	4.520%, 05/20/35 (b)	$678,574
500,000	Capital Auto Receivables Asset Trust
	Series 2004-2 Class B
	3.920%, 11/16/09	489,688
670,000	Capital One Master Trust
	Series 2004-B2 Class B2
	3.998%, 12/15/09 (b)	671,263
425,000	Carrington Mortgage Loan Trust
	Series 2005-NC1 Class A1B
	4.090%, 01/25/35 *(b)	425,693
683,929	Carrington Mortgage Loan Trust
	Series 2005-NC4 Class A1
	3.980%, 09/25/35 (b)	684,341
2,513,069	Chase Commercial Mortgage Securities Corp.
	Series 2000-2 Class A1
	7.543%, 07/15/32 *	2,657,440
325,000	Chase Credit Card Master Trust
	Series 2004-1 Class B
	3.968%, 05/15/09 *(b)	325,172
750,000	Chase Credit Card Master Trust
	Series 2003-6 Class B
	4.118%, 02/15/11 *(b)	756,163
466,683	Chase Funding Mortgage Loan Asset-Backed Certificates
	Series 2003-6 Class 2A2
	4.120%, 09/25/33 (b)	467,711
475,000	Citibank Credit Card Master Trust I
	Series 1997-4 Class B
	4.124%, 03/10/11 *(b)	477,899
1,500,000	Commercial Mortgage Pass-Through Certificates
	Series 2000-C1 Class A2
	7.416%, 08/15/33 *	1,633,945
1,100,000	Commercial Mortgage Pass-Through Certificates
	Series 2004-LB4A Class A2
	4.049%, 10/15/37	1,069,821
700,277	Countrywide Alternative Loan Trust
	Series 2005-24 Class 2A1A
	4.754%, 07/20/35 (b)	705,529
413,311	Countrywide Alternative Loan Trust
	Series 2003-J1 Class 3A1
	5.000%, 10/25/18 (b)	409,975
220,756	Countrywide Asset-Backed Certificates
	Series 2004-6 Class 2A2
	4.150%, 08/25/32 (b)	221,173
500,000	Countrywide Asset-Backed Certificates
	Series 2003-BC5 Class M4
	5.530%, 04/25/33 *(b)	510,645

BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS at September 30, 2005 (Unaudited) - (Continued)
Principal
Amount		Value

ASSET BACKED SECURITIES (continued)
$750,000	Countrywide Asset-Backed Certificates
	Series 2003-BC3 Class M1
	4.600%, 06/25/33 *(b)	$754,710
600,000	Countrywide Asset-Backed Certificates
	Series 2004-12 Class 2AV2
	4.110%, 09/25/33 (b)	601,330
640,000	Countrywide Asset-Backed Certificates
	Series 2005-BC3 Class M1
	4.430%, 06/25/35 (b)	642,280
3,044,706	CS First Boston Mortgage Securities Corp.
	Series 2003-CK2 Class ASP
	1.429%, 03/15/36 (a)(b)	125,357
4,296,037	CS First Boston Mortgage Securities Corp.
	Series 2004-C2 Class ASP
	0.521%, 05/15/36 (a)(b)	79,928
4,451,961	CS First Boston Mortgage Securities Corp.
	Series 2004-C3 Class ASP
	0.643%, 07/15/36 (a)(b)	125,848
130,000	CS First Boston Mortgage Securities Corp.
	Series 1999-C1 Class C
	7.948%, 09/15/41 (b)	143,118
6,569,425	CS First Boston Mortgage Securities Corp.
	Series 2004-C5 Class AX
	0.068%, 11/15/37 (a)(b)	144,882
545,000	DLJ Mortgage Acceptance Corp.
	Series 1997-CF2 Class A3
	6.990%, 10/15/30 (a)	564,472
580,000	First NLC Trust
	Series 2005-2 Class AV2
	4.130%, 06/25/35 (b)	579,608
250,000	First Union National Bank Commercial Mortgage
	Series 2000-C1 Class C
	8.087%, 05/15/32	280,993
750,000	First USA Credit Card Master Trust
	Series 2001-3 Class A
	3.929%, 11/19/08 *(b)	750,990
750,000	First USA Credit Card Master Trust
	Series 2001-4 Class B
	1.974%, 01/12/09 *(b)	751,333
480,000	Ford Credit Auto Owner Trust
	Series 2005-A Class A B
	3.880%, 01/15/10 (a)	469,504
6,145,308	GE Capital Commercial Mortgage Corp.
	Series 2004-C2 Class X2
	0.674%, 03/10/40 (a)(b)	155,894
1,265,000	GE Capital Commercial Mortgage Corp.
	Series 2005-C2 Class A4
	4.978%, 05/10/43	1,261,339

BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS at September 30, 2005 (Unaudited) - (Continued)
Principal
Amount		Value

ASSET BACKED SECURITIES (continued)
$4,492,814	GMAC Commercial Mortgage Securities, Inc.
	Series 2004-C1 Class X2
	0.933%, 03/10/38 (a)(b)	$155,964
950,000	GMAC Commercial Mortgage Securities, Inc.
	Series 2005-HE1 Class A1
	3.890%, 08/25/35 (b)	950,759
31,417,000	Greenwich Capital Commercial Funding Corp.
	Series 2004-GG1 Class XP
	0.392%, 06/10/36 (a)(b)	476,533
577,621	HSI Asset Securitization Corp. Trust
	Series 2005-NC1 Class 2A1
	3.960%, 08/25/35 (b)	578,075
313,181	Impac CMB Trust
	Series 2003-11 Class 1A2
	4.330%, 10/25/33 *(b)	313,820
463,037	Impac CMB Trust
	Series 2005-1 Class 2A2
	4.140%, 04/25/35 *(b)	463,184
454,906	Indymac Index Mortgage Loan Trust
	Series 2005-AR8 Class 2A1A
	4.060%, 04/25/35 *(b)	453,724
790,353	Indymac Index Mortgage Loan Trust
	Series 2005-AR14 Class 2A1A
	4.130%, 08/25/35 (b)	788,829
4,271,879	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2004-CB8 Class X2
	1.162%, 01/12/39 (a)(b)	190,821
6,795,136	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2004-C3 Class X1
	0.044%, 01/15/42 (a)(b)	127,477
130,508	Keycorp
	Series 2000-C1 Class A1
	7.617%, 05/17/32 *	131,069
609,419	LB-UBS Commercial Mortgage Trust
	Series 2000-C3 Class A1
	7.950%, 05/15/15 *(b)	631,126
500,000	LB-UBS Commercial Mortgage Trust
	Series 2002-C2 Class A2
	4.904%, 06/15/26 *	502,725
1,100,000	LB-UBS Commercial Mortgage Trust
	Series 2005-C1 Class A2
	4.310%, 02/15/30	1,077,668
2,842,334	LB-UBS Commercial Mortgage Trust
	Series 2004-C2 Class XCL
	0.190%, 03/15/36 (a)(b)	84,719
2,622,308	LB-UBS Commercial Mortgage Trust
	Series 2004-C2 Class XCP
	1.197%, 03/15/36 (a)(b)	112,856

BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS at September 30, 2005 (Unaudited) - (Continued)
Principal
Amount		Value

ASSET BACKED SECURITIES (continued)
$3,467,203	LB-UBS Commercial Mortgage Trust
	Series 2004-C6 Class XCP
	0.720%, 08/15/36 (a)(b)	$101,142
15,875,875	LB-UBS Commercial Mortgage Trust
	Series 2005-C3 Class XCL
	0.133%, 07/15/40 (a)(b)	354,270
170,000	Long Beach Mortgage Loan Trust
	Series 2004-2 Class M1
	4.360%, 06/25/34 *(b)	170,501
674,327	Long Beach Mortgage Loan Trust
	Series 2005-WL2 Class 3A2
	3.940%, 07/25/35 (b)	674,733
750,000	MBNA Credit Card Master Note Trust
	Series 2002-B2 Class B2
	4.148%, 10/15/09 *(b)	753,488
39,633	Merrill Lynch Mortgage Investors, Inc.
	Series 1997-C1 Class A3
	7.120%, 06/18/29	40,238
670,000	Merrill Lynch Mortgage Investors, Inc.
	Series 2004-WMC3 Class M1
	4.390%, 01/25/35 *(b)	673,780
675,000	Merrill Lynch Mortgage Investors, Inc.
	Series 2004-WMC5 Class A2B2
	4.320%, 07/25/35 *(b)	676,735
412,647	Morgan Stanley ABS Capital I
	Series 2005-HE4 Class A2A
	3.930%, 08/25/35 (b)	412,896
2,460,850	Morgan Stanley Capital I
	Series 2004-HQ3 Class X2
	1.050%, 01/13/41 (a)(b)	112,261
476,134	MSDWCC Heloc Trust
	Series 2005-1 Class A
	4.020%, 07/25/17 *(b)	476,461
750,000	New Century Home Equity Loan Trust
	Series 2003-6 Class M1
	4.550%, 01/25/34 *(b)	755,198
450,000	New Century Home Equity Loan Trust
	Series 2005-3 Class A2C
	4.100%, 07/25/35 (b)	450,672
475,000	Option One Mortgage Loan Trust
	Series 2004-2 Class M2
	4.880%, 05/25/34 *(b)	475,285
475,000	Option One Mortgage Loan Trust
	Series 2004-2 Class M1
	4.360%, 05/25/34 *(b)	476,705
218,857	Option One Mortgage Loan Trust
	Series 2004-3 Class A3
	4.130%, 11/25/34 (b)	219,251

BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS at September 30, 2005 (Unaudited) - (Continued)
Principal
Amount		Value

ASSET BACKED SECURITIES (continued)
$750,000	Residential Asset Securities Corp.
	Series 2003-KS10 Class MII1
	4.420%, 12/25/33 *(b)	$753,424
725,000	Residential Asset Securities Corp.
	Series 2005-EMX2 Class A3
	4.100%, 07/25/35 (b)	725,117
660,162	SACO I, Inc.
	Series 2005-WM1 Class A
	4.100%, 04/25/35 (b)	660,560
725,000	Saxon Asset Securities Trust
	Series 2005-1 Class A2B
	4.050%, 03/25/35 *(b)	726,061
600,000	Sears Credit Account Master Trust
	Series 2000-2 Class B
	7.000%, 09/16/09	601,138
325,000	Specialty Underwriting & Residential Finance
	Series 2004-BC1 Class M1
	4.340%, 02/25/35 *(b)	326,004
15,407,893	Wachovia Bank Commercial Mortgage Trust
	Series 2005-C16 Class XP
	0.467%, 10/15/41 (a)(b)	337,202
24,209,313	Wachovia Bank Commercial Mortgage Trust
	Series 2005-C17 Class XP
	0.299%, 03/15/42 (a)(b)	375,607
1,175,000	Wachovia Bank Commercial Mortgage Trust
	Series 2005-C18 Class A4
	4.935%, 04/15/42 (b)	1,167,176
450,000	Washington Mutual, Inc.
	Series 2004-AR4 Class A6
	3.808%, 06/25/34 (b)	435,829
215,000	Washington Mutual, Inc.
	Series 2005-AR5 Class A4
	4.690%, 05/25/35 (b)	211,758
533,894	Washington Mutual, Inc.
	Series 2004-AR10 Class A1B
	4.250%, 07/25/44 *(b)	535,685
549,854	Washington Mutual, Inc.
	Series 2005-AR2 Class B1
	4.360%, 01/25/45 *(b)	549,143
331,715	Washington Mutual, Inc.
	Series 2005-AR6 Class 2A1A
	4.060%, 04/25/45 *(b)	330,784
331,715	Washington Mutual, Inc.
	Series 2005-AR6 Class 2AB3
	4.100%, 04/25/45 *(b)	331,121
827,563	Washington Mutual, Inc.
	Series 2005-AR8 Class 2A1A
	4.120%, 07/25/45 (b)	826,477

BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS at September 30, 2005 (Unaudited) - (Continued)
Principal
Amount		Value

ASSET BACKED SECURITIES (continued)
$350,000	Wells Fargo Home Equity Trust
	Series 2004-1 Class M1
	4.330%, 04/25/34 *(b)	$350,215
3,727,742	Wells Fargo Mortgage Backed Securities Trust
	Series 2003-N Class 2A1
	4.745%, 12/25/33 (b)	3,648,080
525,000	Wells Fargo Mortgage Backed Securities Trust
	Series 2005-AR16 Class 5A1
	4.984%, 09/20/35	523,359
320,000	WFS Financial Owner Trust
	Series 2005-3 Class B
	4.500%, 05/19/13 (b)	317,131

TOTAL ASSET BACKED SECURITIES
(cost $54,563,145)		54,692,659

CORPORATE BONDS: 36.5%

Bank: 2.4%
725,000	Citigroup, Inc.
	3.952%, 05/18/10 (b)	726,219
20,000	Citigroup, Inc.
	6.625%, 06/15/32	22,624
750,000	Huntington Bancshares, Inc.
	4.100%, 12/01/05 (b)	750,074
475,000	JP Morgan Chase & Co.
	4.750%, 03/01/15	464,095
750,000	JP Morgan Chase & Co.
	5.250%, 05/01/15	756,099
375,000	Key Bank National Association
	3.770%, 08/08/07 (b)	375,141
535,000	PNC Funding Corp.
	5.750%, 08/01/06	540,318
210,000	Synovus Financial Corp.
	5.125%, 06/15/17	208,709
600,000	Wachovia Bank NA
	7.800%, 08/18/10	681,589
350,000	Wachovia Bank NA
	4.875%, 02/01/15	345,763
325,000	Wachovia Corp.
	5.250%, 08/01/14	330,136
220,000	Washington Mutual Bank FA
	6.875%, 06/15/11	240,071
225,000	Wells Fargo & Co.**
	3.120%, 08/15/08	215,993
		5,656,831

BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS at September 30, 2005 (Unaudited) - (Continued)
Principal
Amount		Value

Energy: 1.9%
$275,000	Amerada Hess Corp.
	7.300%, 08/15/31	$321,839
500,000	Canadian Oil Sands Ltd.
	4.800%, 08/10/09 (a)	496,008
150,000	Citgo Petroleum Corp.
	6.000%, 10/15/11	150,750
200,000	Devon Financing Corp. ULC
	7.875%, 09/30/31	252,645
175,000	Husky Energy, Inc.
	6.250%, 06/15/12	185,941
230,000	Husky Energy, Inc.
	6.150%, 06/15/19	240,773
360,000	Kerr-McGee Corp.
	8.125%, 10/15/05	360,455
150,000	Key Energy Services, Inc.
	8.375%, 03/01/08	155,062
370,000	Nexen, Inc.
	5.050%, 11/20/13	368,128
125,000	Nexen, Inc.
	7.875%, 03/15/32	155,601
250,000	Occidental Petroleum Corp.**
	4.000%, 11/30/07	245,835
125,000	Paramount Resources Ltd.
	8.500%, 01/31/13	128,750
155,000	Petro-Canada
	5.950%, 05/15/35	155,548
275,000	Precision Drilling Corp.
	5.625%, 06/01/14	297,923
175,000	Swift Energy Co.
	9.375%, 05/01/12	189,875
215,000	Talisman Energy, Inc.
	5.125%, 05/15/15	214,536
350,000	Tesoro Corp.
	9.625%, 11/01/08	368,113
250,000	Valero Energy Corp.
	7.375%, 03/15/06	252,653
		4,540,435

Finance: 6.9%
430,000	ACE Ltd.
	6.000%, 04/01/07	437,049
125,000	American Real Estate Partners
	7.125%, 02/15/13 (a)	125,625
505,000	Arch Capital Group Ltd.
	7.350%, 05/01/34	540,163
750,000	ASIF Global Financing
	4.020%, 05/30/06 *(a)(b)	750,831
750,000	Bear Stearns Cos., Inc. (The)
	4.570%, 09/27/07 *(b)	758,575

BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS at September 30, 2005 (Unaudited) - (Continued)
Principal
Amount		Value

Finance (continued)
$195,000	Berkshire Hathaway Finance Corp.
	4.750%, 05/15/12 (a)	$193,072
525,000	Capital One Bank
	6.875%, 02/01/06	529,155
440,000	Capital One Bank
	5.000%, 06/15/09	442,413
95,000	Capital One Financial Corp.
	4.800%, 02/21/12	92,773
600,000	Caterpillar Financial Services Corp.
	3.690%, 07/27/07 (b)	600,310
350,000	CNA Financial Corp.
	5.850%, 12/15/14	344,610
1,500,000	Countrywide Home Loans, Inc.
	5.500%, 08/01/06 *	1,512,401
100,000	E-Trade Financial Corp.
	7.375%, 09/15/13 (a)	101,500
200,000	Farmers Exchange Capital
	7.050%, 07/15/28 (a)	207,089
115,000	General Electric Capital Corp.
	6.750%, 03/15/32	135,718
525,000	Goldman Sachs Group, Inc.
	5.250%, 10/15/13	530,600
175,000	Goldman Sachs Group, Inc.
	5.150%, 01/15/14	175,526
500,000	Goldman Sachs Group, Inc.
	5.125%, 01/15/15	499,365
410,000	HSBC Finance Corp.
	6.500%, 01/24/06	412,836
250,000	HSBC Finance Corp.
	4.625%, 01/15/08	250,091
200,000	HSBC Finance Corp.
	4.125%, 12/15/08	196,513
425,000	HSBC Finance Corp.
	4.125%, 11/16/09	414,276
275,000	HSBC Finance Corp.
	4.750%, 07/15/13	268,839
60,000	Lehman Brothers E-Cap Trust I
	4.590%, 08/19/65 (a)(b)	60,199
155,000	Liberty Mutual Group
	7.000%, 03/15/34 (a)	153,763
525,000	Markel Corp.
	6.800%, 02/15/13	555,947
600,000	MBIA Global Funding, LLC
	3.796%, 02/20/07 (a)(b)	600,057
425,000	MBNA Corp.
	4.163%, 05/05/08 (b)	428,810
250,000	Merrill Lynch & Co., Inc.
	6.000%, 02/17/09	260,255

BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS at September 30, 2005 (Unaudited) - (Continued)
Principal
Amount		Value

Finance (continued)
$750,000	Metropolitan Life Global Funding I
	4.036%, 03/17/09 *(a)(b)	$750,378
500,000	Morgan Stanley
	4.750%, 04/01/14	483,212
250,000	Morgan Stanley
	3.625%, 04/01/08	244,187
500,000	Morgan Stanley
	4.147%, 01/31/06 *(b)	500,623
700,000	Pricoa Global Funding I
	4.104%, 12/22/06 (a)(b)	701,815
425,000	Residential Capital Corp.
	5.385%, 06/29/07 (a)(b)	428,728
560,000	St. Paul Cos., Inc.
	5.750%, 03/15/07	565,190
120,000	Travelers Property Casualty Corp.
	3.750%, 03/15/08	116,740
530,000	WR Berkley Corp.
	5.125%, 09/30/10	527,927
80,000	WR Berkley Corp.
	5.875%, 02/15/13	81,373
495,000	XL Capital Ltd.
	5.250%, 09/15/14	478,365
		16,456,899

Foods & Beverage: 1.3%
725,000	Bunge Ltd. Finance Corp.
	4.375%, 12/15/08	715,102
250,000	Bunge Ltd. Finance Corp.
	5.100%, 07/15/15 (a)	245,863
150,000	Burns Philip Capital Property Ltd.
	9.500%, 11/15/10	166,500
150,000	Cia Brasileira de Bebidas
	10.500%, 12/15/11	187,875
155,000	Cia Brasileira de Bebidas
	8.750%, 09/15/13	184,838
100,000	Coors Brewing Co.
	6.375%, 05/15/12	106,095
375,000	FBG Finance Ltd.
	5.125%, 06/15/15 (a)	368,568
500,000	Kraft Foods, Inc.
	4.625%, 11/01/06	500,303
275,000	Miller Brewing Co.
	5.500%, 08/15/13 (a)	282,055
200,000	PepsiAmericas, Inc.
	5.000%, 05/15/17	198,597
130,000	Pilgrim's Pride Corp.
	9.625%, 09/15/11	140,400
		3,096,196

BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS at September 30, 2005 (Unaudited) - (Continued)
Principal
Amount		Value

Health Care: 1.4%
$150,000	Alpharma, Inc.
	8.625%, 05/01/11	$155,250
245,000	AmerisourceBergen Corp.
	5.625%, 09/15/12 (a)	242,550
100,000	Biovail Corp.
	7.875%, 04/01/10	104,250
475,000	Coventry Health Care, Inc.
	5.875%, 01/15/12	484,500
200,000	HCA, Inc.
	6.950%, 05/01/12	206,727
250,000	HCA, Inc.
	6.375%, 01/15/15	248,588
350,000	Medco Health Solutions, Inc.
	7.250%, 08/15/13	386,316
340,000	Medtronic, Inc.
	4.750%, 09/15/15 (a)	335,356
400,000	Pacificare Health Systems
	10.750%, 06/01/09	433,500
165,000	Schering-Plough Corp.
	5.550%, 12/01/13	170,414
150,000	Select Medical Corp.
	7.625%, 02/01/15	144,375
150,000	United Sugical Partners, Inc.
	10.000%, 12/15/11	164,250
150,000	US Oncology, Inc.
	9.000%, 08/15/12	162,750
150,000	WH Holdings Ltd./ WH Capital Corp.
	9.500%, 04/01/11	162,375
		3,401,201

Industrial: 9.1%
100,000	Abitibi-Consolidated, Inc.
	8.375%, 04/01/15	98,750
200,000	Allied Waste North America
	9.250%, 09/01/12	217,500
125,000	Alpha Natural Resources LLC
	10.000%, 06/01/12	139,375
520,000	America Movil SA de CV
	5.500%, 03/01/14	515,423
500,000	America Movil SA de CV
	4.288%, 04/27/07 (b)	503,000
70,000	America Movil SA de CV
	6.375%, 03/01/35	68,223
650,000	American Honda Finance Corp.
	4.020%, 09/11/06 *(a)(b)	651,378
200,000	American Honda Finance Corp.
	3.910%, 03/08/07 (a)(b)	200,317

BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS at September 30, 2005 (Unaudited) - (Continued)
Principal
Amount		Value

Industrial (continued)
$150,000	ArvinMeritor, Inc.
	8.750%, 03/01/12	$147,750
200,000	Associated Materials, Inc.
	11.250%, 03/01/14	101,000
275,000	AT&T Corp.
	9.050%, 11/15/11	311,094
200,000	Beazer Homes USA, Inc.
	8.375%, 04/15/12	212,000
150,000	Borden Chemical, Inc.
	9.200%, 03/15/21	137,250
150,000	Cadmus Communications Corp.
	8.375%, 06/15/14	155,625
125,000	Case New Holland, Inc.
	9.250%, 08/01/11	132,813
100,000	Celulosa Arauco y Consitucion SA
	5.125%, 07/09/13	96,863
250,000	Chevron Phillips Chemical Co. LLC
	5.375%, 06/15/07	252,192
165,000	Chevron Phillips Chemical Co. LLC
	7.000%, 03/15/11	179,138
100,000	Choctaw Resort Development Enterprise
	7.250%, 11/15/19 (a)	100,875
100,000	Cintas Corp.
	5.125%, 06/01/07	100,829
150,000	Columbus McKinnon Corp.
	10.000%, 08/01/10	164,625
350,000	Cooper Cameron Corp.
	2.650%, 04/15/07	338,415
150,000	Corrections Corp. of America
	7.500%, 05/01/11	155,438
100,000	Corrections Corp. of America
	6.250%, 03/15/13	99,500
150,000	CRH America, Inc.
	6.950%, 03/15/12	165,046
175,000	CRH America, Inc.
	6.400%, 10/15/33	192,170
225,000	Crystal US Holdings 3 LLC
	10.500%, 10/01/14	158,625
100,000	DaimlerChrysler NA Holding Corp.
	7.250%, 01/18/06	100,793
250,000	DaimlerChrysler NA Holding Corp.
	4.314%, 09/10/07 (b)	250,728
455,000	DaimlerChrysler NA Holding Corp.
	4.875%, 06/15/10	446,370
125,000	Dobson Cellular Systems
	8.375%, 11/01/11	132,188
125,000	Dobson Communications Corp.
	10.875%, 07/01/10	132,656

BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS at September 30, 2005 (Unaudited) - (Continued)
Principal
Amount		Value

Industrial (continued)
$125,000	Equistar Chemicals LP/ Equistar Funding Corp.
	10.625%, 05/01/11	$136,875
250,000	Falconbridge Ltd.
	5.375%, 06/01/15	243,594
150,000	Ford Motor Credit Co.
	6.125%, 01/09/06	150,180
825,000	Ford Motor Credit Co.
	6.500%, 01/25/07	826,214
150,000	Freeport-McMoRan Cooper & Gold, Inc.
	6.875%, 02/01/14	149,250
100,000	GenCorp, Inc.
	9.500%, 08/15/13	110,125
405,000	General Electric Co.
	5.000%, 02/01/13	408,988
815,000	General Motors Acceptance Corp.
	6.750%, 01/15/06	819,318
125,000	General Motors Acceptance Corp.
	6.150%, 04/05/07	124,091
275,000	Georgia-Pacific Corp.
	7.500%, 05/15/06	279,469
335,000	Harrah's Operating Co., Inc.
	5.500%, 07/01/10	338,514
160,000	Harrah's Operating Co., Inc.
	5.625%, 06/01/15 (a)	158,461
200,000	Harrah's Operating Co., Inc.
	5.750%, 10/01/17 (a)	196,182
125,000	Hercules, Inc.
	7.750%, 10/15/29	123,125
173,000	HMH Properties, Inc.
	7.875%, 08/01/08	176,027
180,000	ICI Wilmington, Inc.
	5.625%, 12/01/13	181,978
450,000	Insight Capital, Inc.
	10.500%, 11/01/10	474,750
125,000	Interline Brands, Inc.
	11.500%, 05/15/11	140,625
150,000	Interpublic Group of Cos., Inc.
	6.250%, 11/15/14	135,750
100,000	Intertape Polymer US, Inc.
	8.500%, 08/01/14	98,976
150,000	Jefferson Smurfit Corp.
	7.500%, 06/01/13	135,750
200,000	Jorgensen Earle M. Co.
	9.750%, 06/01/12	218,000
200,000	KB Home
	9.500%, 02/15/11	212,686
350,000	Kennametal, Inc.
	7.200%, 06/15/12	383,250

BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS at September 30, 2005 (Unaudited) - (Continued)
Principal
Amount		Value

Industrial (continued)
$150,000	Knowledge Learning Corp., Inc.
	7.750%, 02/01/15 (a)	$147,750
140,000	KT Corp.
	4.875%, 07/15/15 (a)	136,243
100,000	Lyondell Chemical Co.
	9.500%, 12/15/08	105,250
200,000	Lyondell Chemical Co.
	10.875%, 05/01/09	129,375
175,000	MGM Mirage, inc.
	6.625%, 07/15/15 (a)	173,906
230,000	Mohawk Industries, Inc.
	6.500%, 04/15/07	235,809
150,000	Nalco Co.
	8.875%, 11/15/13	154,688
100,000	NationsRent Companies, Inc.
	9.500%, 05/01/15	104,500
400,000	Navistar International Corp.
	9.375%, 06/01/06	410,000
100,000	Navistar International Corp.
	6.250%, 03/01/12	95,500
175,000	Neenah Paper, Inc.
	7.375%, 11/15/14	169,312
100,000	Nell AF SARL
	8.375%, 08/15/15 (a)	98,250
450,000	New Cingular Wireless Services, Inc.
	7.375%, 03/01/06	455,271
300,000	New Cingular Wireless Services, Inc.
	8.125%, 05/01/12	352,261
140,000	Newell Rubbermaid, Inc.
	4.000%, 05/01/10	133,209
580,000	Nextel Communications, Inc.
	5.950%, 03/15/14	594,516
285,000	Nissan Motor Acceptance Corp.
	4.625%, 03/08/10 (a)	280,184
375,000	Noble Group Ltd.
	6.625%, 03/17/15 (a)	346,890
185,000	Norbord, Inc.
	7.250%, 07/01/12	195,512
275,000	Owens-Brockway Glass
	7.875%, 02/15/09	290,125
150,000	Owens-Brockway Glass
	8.750%, 11/15/12	162,750
375,000	PCCW Capital No.3, Ltd.
	5.250%, 07/20/15 (a)	365,232
150,000	Penn National Gaming, Inc.
	8.875%, 03/15/10	159,000

BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS at September 30, 2005 (Unaudited) - (Continued)
Principal
Amount		Value

Industrial (continued)
$200,000	Phillips Van-Heusen
	8.125%, 05/01/13	$211,000
100,000	Polypore International, Inc.
	10.500%, 10/01/12	53,000
100,000	Rhodia SA
	10.250%, 06/01/10	106,250
500,000	Rio Tinto Finance USA Ltd.
	5.750%, 07/03/06	505,303
125,000	Rviera Holdings Corp.
	11.000%, 06/15/10	135,625
100,000	RJ Reynolds Tobacco Holdings, Inc.
	6.500%, 07/15/10 (a)	100,250
150,000	Samsonite Corp.
	8.875%, 06/01/11	160,125
125,000	Sheridan Group, Inc.
	10.250%, 08/15/11	130,625
300,000	Smurfit Capital Funding Plc
	6.750%, 11/20/05	301,095
150,000	Stanadyne Corp.
	10.000%, 08/15/14	149,250
100,000	Station Casinos, Inc
	6.875%, 03/01/16	101,875
150,000	Superior Essex Communications LLC
	9.000%, 04/15/12	152,250
200,000	Terex Corp.
	10.375%, 4/01/11	215,000
105,000	TransDigm, Inc.
	8.375%, 07/15/11	110,513
100,000	Trimas Corp.
	9.875%, 06/15/12	82,500
100,000	TRW Automotive, Inc.
	9.375%, 02/15/13	109,000
150,000	United Components, Inc.
	9.375%, 06/15/13	150,000
100,000	United Rentals North America, Inc.
	6.500%, 02/15/12	97,000
200,000	Valspar Corp.
	6.000%, 05/01/07	203,357
125,000	Visant Corp.
	7.625%, 10/01/12	126,875
150,000	Waste Management, Inc.
	5.000%, 03/15/14	147,614
125,000	Westlake Chemical Corp.
	8.750%, 07/15/11	135,313
150,000	Wolverine Tube, Inc.
	7.375%, 08/01/08 (a)	129,750
		21,789,230

BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS at September 30, 2005 (Unaudited) - (Continued)
Principal
Amount		Value

Media: 2.2%
$150,000	Advanstar Communications, Inc.
	10.750%, 08/15/10	$168,375
125,000	AMC Entertainment, Inc.
	9.875%, 02/01/12	120,938
350,000	American Media Operations, Inc.
	10.250%, 05/01/09	342,125
150,000	AMF Bowling Worldwide, Inc.
	10.000%, 03/01/10	150,000
100,000	Block Communications, Inc.
	9.250%, 04/15/09	106,500
200,000	Charter Communications Operating LLC
	8.375%, 04/30/14 (a)	202,000
375,000	Comcast Corp.
	5.500%, 03/15/11	382,594
150,000	Comcast Corp.
	7.050%, 03/15/33	167,478
125,000	COX Communications, Inc.
	4.625%, 1/15/10	122,336
575,000	COX Communications, Inc.
	7.125%, 10/01/12	626,343
225,000	Echostar DBS Corp.
	6.625%, 10/01/14	223,875
50,000	Grupo Televisa SA
	8.500%, 03/11/32	60,050
150,000	Kabel Deutschland GmbH
	10.625%, 07/01/14 (a)	166,500
375,000	News America, Inc.
	6.625%, 01/09/08	389,875
150,000	News America, Inc.
	4.750%, 03/15/10	149,594
250,000	News America, Inc.
	6.200%, 12/15/34	251,220
550,000	Reed Elsevier Capital, Inc.
	4.187%, 06/15/10 (b)	550,570
250,000	Time Warner, Inc.
	6.125%, 04/15/06	252,117
130,000	Time Warner, Inc.
	7.625%, 04/15/31	152,764
365,000	Time Warner Entertainment Co., LP
	8.375%, 03/15/23	443,837
150,000	Warner Music Group
	7.375%, 04/15/14	151,125
		5,180,216

BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS at September 30, 2005 (Unaudited) - (Continued)
Principal
Amount		Value

Real Estate Investment Trust: 0.5%
$350,000	iStar Financial, Inc.
	4.245%, 03/03/08 (b)	$350,383
400,000	iStar Financial, Inc.
	5.150%, 03/01/12	391,228
90,000	Simon Property Group, Inc.
	5.375%, 08/28/08	91,541
85,000	Simon Property Group, Inc.
	4.600%, 06/15/10	83,908
100,000	Thornburg Mortgage, Inc.
	8.000%, 5/15/13	99,500
250,000	United Dominion Realty Trust
	6.500%, 06/15/09	262,791
		1,279,351

Retail: 1.2%
100,000	Asbury Automotive Group, Inc.
	8.000%, 03/15/14	95,500
100,000	CSK Auto, Inc.
	7.000%, 01/15/14	141,000
255,000	CVS Corp.
	3.875%, 11/01/07	251,115
250,000	NBTY, Inc.
	8.625%, 09/15/07	250,000
100,000	NBTY, Inc.
	7.125%, 10/01/15 (a)	98,500
200,000	PEP Boys-Manny Moe & Jack
	7.500%, 12/15/14	187,000
200,000	Rite Aid Corp.
	9.500%, 02/15/11	213,000
300,000	Safeway, Inc.
	2.500%, 11/01/05	299,346
375,000	Safeway, Inc.
	4.163%, 11/01/05 *(b)	375,000
125,000	Toys R Us, Inc.
	7.625%, 08/01/11	114,375
350,000	Yum! Brands, Inc.
	8.500%, 04/15/06	357,206
435,000	Yum! Brands, Inc.
	7.700%, 07/01/12	499,702
		2,881,744

Supernationals: 0.3%
250,000	Corp. Andina de Fomento
	6.875%, 03/15/12	274,564
250,000	Corp. Andina de Fomento
	5.200%, 05/21/13	251,265
310,000	Fondo LatinoAmericano De Reservas
	3.000%, 08/01/06 (a)	306,627
		832,456

BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS at September 30, 2005 (Unaudited) - (Continued)
Principal
Amount		Value

Technology: 0.9%
$240,000	Affiliated Computer Services, Inc.
	5.200%, 06/01/15	$234,382
150,000	Celestica, Inc.
	7.875%, 07/01/11	153,750
150,000	Certegy, Inc.
	4.750%, 09/15/08	150,457
125,000	Communications & Power Industries, Inc.
	8.000%, 02/01/12	128,125
150,000	Corning, Inc.**
	8.300%, 04/04/25	155,827
150,000	Flextronics International Ltd.
	6.250%, 11/15/14	150,000
250,000	MagnaChip Semiconductor SA
	7.120%, 12/15/11 (b)	248,750
100,000	NDCHealth Corp.
	10.500%, 12/01/12	115,000
350,000	Seagate Techonology HDD Holdings
	8.000%, 05/15/09	369,250
120,000	Sungard Data Systems, Inc.
	8.525%, 08/15/13 (a)(b)	124,800
200,000	UNOVA, Inc.
	7.000%, 03/15/08	201,000
		2,031,341

Transportation: 0.4%
125,000	CHC Helicopter Corp.
	7.375%, 05/01/14 (a)	128,750
140,000	FedEx Corp.
	3.500%, 04/01/09	134,629
75,000	Greenbrier Companies, Inc.
	8.375%, 05/15/15	78,375
41,452	Northwest Airlines Corp.
	7.575%, 09/01/20	41,452
75,000	Progress Rail Services Corp.
	7.750%, 04/01/12 (a)	76,781
500,000	Southwest Airlines Co.
	5.496%, 11/01/06	505,711
		965,698

Utilities: 8.0%
45,000	AmerenEnergy Generating Co.
	7.950%, 06/01/32	58,086
100,000	AmeriGas Partners LP
	7.250%, 05/20/15 (a)	105,000
500,000	Arizona Public Service Co.
	6.500%, 03/01/12	543,413
265,000	BellSouth Corp.
	4.750%, 11/15/12	261,795

BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS at September 30, 2005 (Unaudited) - (Continued)
Principal
Amount		Value

Utilities (continued)
$150,000	BellSouth Corp.
	6.875%, 10/15/31	$167,731
145,000	Boardwalk Piplines, LLC
	5.500%, 02/01/17	146,633
950,000	British Telecom Plc
	7.875%, 12/15/05	956,501
775,000	British Telecom Plc
	8.375%, 12/15/10	898,299
300,000	Buckeye Partners LP
	4.625%, 07/15/13	287,678
250,000	CenterPoint Energy Houston Electric LLC
	5.700%, 03/15/13	259,610
250,000	Columbus Southern Power Co.
	6.850%, 10/03/05	250,000
125,000	Consolidated Natual Gas Co.
	5.000%, 03/01/14	123,702
250,000	Dayton Power & Light Co. (The)
	5.125%, 10/01/13	251,987
600,000	Detroit Edison Co.
	5.050%, 10/01/05	599,752
240,000	Detroit Edison Co.
	5.700%, 10/01/37	239,508
290,000	Dominion Resources, Inc.
	4.300%, 09/28/07 (b)	290,085
285,000	Duquesne Light Holdings, Inc.
	5.500%, 08/15/15	283,843
85,000	Enbridge Energy Partners LP
	4.000%, 01/15/09	82,332
50,000	Energy East Corp.
	6.750%, 06/15/12	54,705
725,000	Enterprise Product Operating LP
	4.000%, 10/15/07	710,843
155,000	Enterprise Product Operating LP
	5.750%, 03/01/35	142,194
120,000	Exelon Corp.
	4.450%, 06/15/10	116,290
180,000	FirstEnergy Corp.
	6.450%, 11/15/11	191,900
240,000	Florida Power & Light Co.
	5.400%, 09/01/35	238,436
135,000	France Telecom SA
	7.200%, 03/01/06	136,580
460,000	France Telecom SA
	7.750%, 03/01/11	522,900
150,000	Inergy LP/ Inergy Finance Corp.
	6.875%, 12/15/14 (a)	144,000
150,000	Intelsat Ltd.
	5.250%, 11/01/08	138,750

BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS at September 30, 2005 (Unaudited) - (Continued)
Principal
Amount		Value

Utilities (continued)
$50,000	Intelsat Ltd.
	7.625%, 04/15/12	$42,125
155,000	Jersey Central Power & Light
	5.625%, 05/01/16	160,900
105,000	Korea East-West Power Co. Ltd.
	4.875%, 04/21/11 (a)	103,799
200,000	MCI, Inc.
	6.908%, 05/01/07	202,000
150,000	MCI, Inc.
	7.688%, 05/01/09	156,000
250,000	National Fuel Gas Co.
	5.250%, 03/01/13	251,052
390,000	Niagara Mohawk Power Corp.
	7.750%, 05/15/06	397,949
130,000	Nisource Finance Corp.
	3.200%, 11/01/06	127,948
155,000	Northern States Power - Minnesota
	5.250%, 07/15/35	151,025
200,000	Northwestern Bell Telephone
	6.250%, 01/01/07	201,500
250,000	Ohio Power Co.
	4.850%, 01/15/14	245,920
240,000	Pinnacle West Energy Corp.
	4.554%, 04/01/07 *(a)(b)	240,000
250,000	PPL Energy Supply LLC
	4.300%, 06/01/13	238,156
220,000	PPL Energy Supply LLC
	5.400%, 08/15/14	222,408
325,000	Progress Energy, Inc.
	6.750%, 03/01/06	327,928
350,000	PSEG Power LLC
	6.950%, 06/01/12	382,350
100,000	Reliant Energy, Inc.
	6.750%, 12/15/14	98,750
575,000	SBC Communications, Inc.
	5.750%, 05/02/06	579,370
325,000	Sempra Energy
	6.950%, 12/01/05 *	326,478
220,000	Sempra Energy
	4.750%, 05/15/09	218,629
65,000	Southern California Edison Co.
	5.000%, 01/15/14	65,157
255,000	Southern California Edison Co.
	5.000%, 01/15/16	254,311
175,000	Southern California Edison Co.
	5.350%, 07/15/35	170,560
560,000	Southern Co. Capital Funding, Inc.
	5.300%, 02/01/07	564,683

BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS at September 30, 2005 (Unaudited) - (Continued)
Principal
Amount		Value

Utilities (continued)
$225,000	Sprint Capital Corp.
	6.900%, 05/01/19	$252,468
100,000	Suburban Propane Partners LP
	6.875%, 12/15/13 (a)	91,500
700,000	Telecom Italia Capital SA
	4.000%, 01/15/10 (a)	672,801
265,000	Telecom Italia Capital SA
	4.480%, 02/01/11 (b)	265,349
225,000	Telecom Italia Capital SA
	5.250%, 10/01/15	221,516
250,000	Telefonica Europe BV
	7.750%, 09/15/10	282,121
625,000	Telefonos de Mexico SA de CV
	8.250%, 01/26/06	633,259
90,000	Telefonos de Mexico SA de CV
	4.500%, 11/19/08	89,062
235,000	Telstra Corp. Ltd.
	6.375%, 04/01/12	252,677
675,000	TELUS Corp.
	7.500%, 06/01/07	705,144
143,334	Tenaska Oklahoma
	6.528%, 12/30/14 (a)	142,331
184,934	Tenaska Virginia Partners LP
	6.119%, 03/30/24 (a)	191,877
135,000	TXU Electric Delivery Co.
	7.000%, 05/01/32	155,313
100,000	TXU Energy Co.
	6.125%, 03/15/08	102,777
250,000	Verizon Global Funding Corp.
	4.900%, 09/15/15	244,930
120,000	Verizon Global Funding Corp.
	5.850%, 09/15/35	118,426
500,000	Verizon Wireless Capital LLC
	5.375%, 12/15/06	504,998
225,000	Virginia Electric and Power Co.
	4.500%, 12/15/10	221,316
85,000	Williams Companies, Inc.
	6.375%, 10/01/10 (a)	84,787
		19,164,203

TOTAL CORPORATE BONDS
(cost $87,428,156)		87,275,801

BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS at September 30, 2005 (Unaudited) - (Continued)
Principal
Amount		Value

FOREIGN GOVERNMENT AND FOREIGN GOVERNMENT AGENCY: 0.9%

$ 60,000	Export-Import Bank of Korea
4.500%, 08/12/09		$158,133
300,000	Pemex Project Funding Master Trust
8.000%, 11/15/11		342,300
525,000	Petrobras International Finance Co.
9.750%, 07/06/11		632,625
250,000	Republic of South Africa
6.500%, 06/02/14		273,750
330,000	United Mexican States
4.270%, 01/13/09 (b)		336,022
100,000	United Mexican States
8.300%, 08/15/31		125,250
265,000	United Mexican States
8.000%, 09/24/22		322,638

TOTAL FOREIGN GOVERNMENT AND FOREIGN GOVERNMENT AGENCY
(cost $2,049,556)		2,190,718

PROLOAN PIPELINE: 3.6%
When-Issued Commitments
(cost $9,004,552)		8,693,784

SHORT-TERM INVESTMENTS: 2.5%

Commercial Paper: 2.3%
525,000	Cox Enterprises, 4.068%, 02/15/06 (b)	525,000
5,000,000	Morgan Stanley Dean Witter & Co., 3.910%, 10/03/05	5,000,000
		5,525,000

Money Market: 0.2%
493,604	First American Prime Obligations Fund	493,604

TOTAL SHORT-TERM INVESTMENTS
(cost $6,018,604)		6,018,604

TOTAL INVESTMENTS IN SECURITIES		290,849,264
(cost $291,519,328+): 121.5%

Liabilities in excess of Receivables and Other Assets: (21.5%)		(51,410,046)

NET ASSETS: 100.0%		$239,439,218

BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS at September 30, 2005 (Unaudited) - (Continued)

Reverse repurchase agreements open as of Septmeber 30, 2005 were as follows:

		Amount of
Collateral		Reverse Repurchase	Interest	Maturity	Cost of
Issuer	Counterparty	Agreements	Rate	Date	Collateral
UST	Merrill Lynch	$650,000	3.875%	01/15/09	$844,331
UST	Merrill Lynch	200,000	3.625%	07/15/09	1,969,774
UST	Merrill Lynch	2,750,000	5.000%	02/15/11	2,883,129
UST	Merrill Lynch	2,300,000	4.875%	02/15/12	2,389,558
UST	Merrill Lynch	2,000,000	2.000%	01/15/14	2,170,598
UST	Merrill Lynch	1,100,000	4.000%	02/15/14	1,114,620
UST	Merrill Lynch	1,100,000	4.750%	05/15/14	1,154,992
UST	Merrill Lynch	2,250,000	4.250%	11/15/14	2,275,866
UST	Merrill Lynch	2,000,000	7.250%	05/15/16	2,524,084
UST	Merrill Lynch	1,750,000	6.250%	08/15/23	2,130,464
UST	Merrill Lynch	2,000,000	5.375%	02/15/31	2,276,950
		$18,100,000			$21,734,366

Short sales open as of Septmeber 30, 2005 were as follows:

Principal
Amount	Description	Proceeds

$12,500,000	FNMA TBA, 5.000%, 10/01/35	$12,238,275

At September 30, 2005, the Fund had the following open swap agreements:

		Maturity	Notional
Pay	Receive	Date	Amount	Value
CDX4 HiYield 100 Name Index	Fixed Rate 3.600%	06/20/2010	$3,500,000	$8,015
Fixed Rate 4.332%	3 Month USD-LIBOR-BBA	05/03/2010	3,500,000	44,389
CDX4 HY Index	Fixed Rate 3.600%	06/20/2010	1,750,000	16,029
Fixed Rate 4.615%	3 Month USD-LIBOR-BBA	08/04/2010	1,750,000	2,817
				$71,250

*	Security segregated at custodian for "when-issued" commitments, short sales and reverse repurchase agreements.
**	Callable by the issuer.
(a)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.

(b)	Variable rate security. The rate listed is as of September 30, 2005.
+	At September 30, 2005, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:

Cost of investments for tax purposes	$291,519,328
Gross tax unrealized appreciation	$2,575,992
Gross tax unrealized depreciation	(3,075,191)
Net tax unrealized depreciation	$(499,199)

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Builders Fixed Income Fund, Inc.

By (Signature and Title)  /s/ John W. Stewart
John W. Stewart, President

Date   November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   s/ John W. Stewart
John W. Stewart, President and Treasurer

Date   November 28, 2005

* Print the name and title of each signing officer under his or her signature.